UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2002.

Report for the Calendar Year or Quarter Ended:     December 31, 2000

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 5, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:       333,708,917



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE

						    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AGRIBRANDS INTERNATIONAL       CS               00849R105    10989   205400 SH       SOLE                   205400
BANK UNITED                    CS               065412108    37892   555700 SH       SOLE                   555700
BIOCHEM PHARMACEUTICAL         CS               09058T108    12720   400641 SH       SOLE                   400641
CHEVRON                        CS               166751107     6485    76800 SH       SOLE                    76800
DELHAIZE AMERICA CL.B          CS               246688204     6741   374500 SH       SOLE                   374500
DELHIAZE AMERICA CL.A          CS               246688105     9110   515035 SH       SOLE                   515035
FAIRFIELD COMMUNITIES          CS               304231301     5589   397475 SH       SOLE                   397475
GEORGIA PACIFIC TIMBER GROUP   CS               373298702     5514   184200 SH       SOLE                   184200
HONEYWELL                      CS               438516106    68693  1451900 SH       SOLE                  1451900
IBP INC.                       CS               449223106    11880   444100 SH       SOLE                   444100
INFINITY BROADCASTING          CS               45662S102     2589    92660 SH       SOLE                    92660
MCN ENERGY                     CS               55267J100    24952   901200 SH       SOLE                   901200
OLD KENT CORP.                 CS               679833103    10896   249050 SH       SOLE                   249050
SDL INC.                       CS               784076101    60653   409296 SH       SOLE                   409296
SILICON VALLEY GROUP           CS               827066101     9610   334244 SH       SOLE                   334244
SUMMIT BANCORP                 CS               866005101     1337    35000 SH       SOLE                    35000
US BANCORP                     CS               902973106     1760    60300 SH       SOLE                    60300
VOICESTREAM                    CS               928615103      689     6848 SH       SOLE                     6848
VOICESTREAM VS (DT.1)          CS               928615103    45611   453281 SH       SOLE                   453281
							333,709

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